OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Assets
Prepaid consulting	$ 541,936	$ 432,216	$ 95,962	$ 0
Deposits with Vendors	1,686,254	189,375	300,503	0
Prepaid insurance	125,266	127,403	52,611	6,292
Prepaid guaranty costs		2,944	46,984	0
Deferred financing costs	1,051,988
Other receivables - related party	171,261
Other prepaid costs	30,578
Other current assets	$ 3,607,283	$ 751,938	$ 496,060	$ 6,292